Income Taxes - Reconciliation of Effective Income Tax Rate to Federal Rate (Detail)		12 Months Ended
	Jan. 01, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	21.00%	21.00%	24.50%
State taxes, net of federal benefit		3.40%	2.20%	1.90%
Foreign Derived Income		0.00%	(1.10%)	0.00%
Domestic production activity deduction		0.00%	0.00%	(1.40%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent		(41.10%)	0.00%	0.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate		(13.20%)	0.10%	(1.10%)
Tax Act		4.40%	(0.30%)	(11.50%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent		(14.60%)	0.10%	0.40%
Other, including tax reserves and related interest		0.00%	(0.30%)	(1.50%)
Effective Income Tax Rate, Continuing Operations, Total		(40.10%)	21.70%	11.30%